Other assets and receivables	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other assets and receivables
30 Other assets and receivables

	Note	2017	2016
Real estate held for own use and equipment	30.1	530	572
Receivables	30.2	8,091	8,530
Accrued income	30.3	1,382	1,565
At December 31		10,002	10,667

30.1 Real estate held for own use and equipment

Net book value	General account real estate held for own use	Equipment	Total
At January 1, 2016	338	237	575
At December 31, 2016	332	241	572
At December 31, 2017	307	223	530
Cost
At January 1, 2017	453	593	1,046
Additions	3	68	71
Acquired through business combinations	-	11	11
Capitalized subsequent expenditure	1	-	1
Disposals	(34)	(144)	(179)
Unrealized gains/(losses) through equity	8	-	8
Transfer to investments in real estate	-	-	-
Transfers to disposal groups	-	(5)	(5)
Net exchange differences	(34)	(40)	(74)
Other	-	7	7
At December 31, 2017	396	488	885
Accumulated depreciation and impairment losses
At January 1, 2017	121	352	474
Depreciation through income statement	8	63	71
Disposals	(28)	(131)	(159)
Impairment losses	-	-	-
Impairment losses reversed	(1)	-	(1)
Transfers to disposal groups	-	(5)	(5)
Net exchange differences	(10)	(20)	(30)
Other	-	6	6
At December 31, 2017	90	265	355

Cost
At January 1, 2016	442	544	986
Additions	8	58	67
Acquired through business combinations	-	-	-
Capitalized subsequent expenditure	2	-	2
Disposals	(1)	(11)	(12)
Unrealized gains/(losses) through equity	8	-	8
Transfer to investments in real estate	(15)	-	(15)
Transfers to disposal groups	-	-	-
Net exchange differences	8	2	10
Other	-	-	-
At December 31, 2016	453	593	1,046
Accumulated depreciation and impairment losses
At January 1, 2016	104	307	411
Depreciation through income statement	9	54	63
Disposals	-	(9)	(9)
Impairment losses	7	-	7
Impairment losses reversed	-	-	-
Transfers to disposal groups	-	-	-
Net exchange differences	2	-	2
Other	-	-	-
At December 31, 2016	121	352	474

General account real estate held for own use are mainly held by Aegon USA and Aegon the Netherlands, with relatively smaller holdings at Aegon Hungary and Aegon Spain. The carrying value under a historical cost model amounted to EUR 319 million (2016: EUR 350 million).

30% of the value of the general account real estate held for own use was last revalued in 2017 (2016: 35%), based on market value appraisals by qualified internal and external appraisers. 95% of the appraisals in 2017 were performed by independent external appraisers (2016: 97%).

General account real estate held for own use has not been pledged as security for liabilities, nor are there any restrictions on title. Depreciation expenses are recorded in Commissions and expenses in the income statement. The useful lives of buildings range between 40 and 50 years.

None of the equipment is held for lease (2016: none). Equipment has not been pledged as security for liabilities, nor are there any restrictions on title. Depreciation expenses have been recorded in Commissions and expenses in the income statement. Equipment is generally depreciated over a period of three to five years.

30.2 Receivables

	2017	2016 1)
Loans to associates	12	2
Loans to joint ventures	13	7
Receivables from policyholders	999	1,187
Receivables from brokers and agents	400	459
Receivables from reinsurers	2,708	1,979
Cash outstanding from assets sold	46	67
Trade receivables	910	1,434
Cash collateral	1,545	1,457
Reverse repurchase agreements	230	77
Income tax receivable	85	477
Other	1,190	1,463
Provision for doubtful debts	(48)	(79)
At December 31	8,091	8,530

Current	8,061	8,487

Non-current	30	44

[1]	Certain amounts within Receivables in 2016 have been reclassified to conform to the current year presentation as certain accounts were previously not mapped correctly to the line items disclosed in this note. These reclassifications are not considered material as these reclassifications had no effect on net income, shareholder’s equity and earnings per share, nor on the total of receivables of EUR 8,530 reported in 2016. The reclassifications have been made to the line items Receivables from policyholders, Receivables from brokers and agents, Receivables from reinsurers, Cash outstanding from assets sold, Trade receivables, Cash collateral and Other.

The movements in the provision for doubtful debts during the year were as follows:

	2017	2016
At January 1	(79)	(107)
Additions charged to earnings	(6)	(5)
Unused amounts reversed through the income statement	4	7
Used during the year	31	26
Net exchange differences	2	-
At December 31	(48)	(79)

30.3 Accrued income

	2017	2016
Accrued interest	1,357	1,543
Other	25	22
At December 31	1,382	1,565

Of accrued income EUR 1,364 million is current (2016: EUR 1,547 million).